Debt - Reconciliation to Consolidated Balance Sheets (Details) $ in Thousands, € in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	May 31, 2021	May 20, 2021	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 19, 2020 USD ($)	Jan. 25, 2020	Sep. 16, 2019 EUR (€)	Jun. 20, 2019 EUR (€)
Debt Instrument [Line Items]
Debt issuance cost, net	$ (48,000)					$ (56,000)
Total	6,529,000					8,250,000
Short-term borrowings	52,000					0
Total debt	6,577,000					8,299,000
Amount of debt hedged by the interest rate swap						7,000
Secured Debt
Debt Instrument [Line Items]
Principal						393,000
Debt issuance cost, net						0
Short-term borrowings						393,000
Amount of debt hedged by the interest rate swap						0
Senior Notes
Debt Instrument [Line Items]
Principal	5,393,000					6,851,000
Debt issuance cost, net	(36,000)					(45,000)
Total	5,357,000					6,813,000
Amount of debt hedged by the interest rate swap						7,000
Senior Notes | 5.350% Senior Secured U.S. Dollar Notes due October 2023
Debt Instrument [Line Items]
Principal	61,000					61,000
Debt issuance cost, net	0					0
Total	$ 61,000					$ 61,000
Stated interest rate on debt (as a percent)	5.35%	5.35%				5.35%
Amount of debt hedged by the interest rate swap						$ 0
Senior Notes | 3.500% Senior Secured Euro Notes due July 2024
Debt Instrument [Line Items]
Principal	$ 566,000	€ 500				614,000
Debt issuance cost, net	(3,000)					(4,000)
Total	$ 564,000					$ 610,000
Stated interest rate on debt (as a percent)	3.50%	3.50%				3.50%
Amount of debt hedged by the interest rate swap						$ 0
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025
Debt Instrument [Line Items]
Principal	$ 1,100,000					1,100,000
Debt issuance cost, net	(7,000)					(8,000)
Total	$ 1,093,000					$ 1,092,000
Stated interest rate on debt (as a percent)	6.50%	6.50%				6.50%
Amount of debt hedged by the interest rate swap						$ 0
Senior Notes | 4.125% Senior Secured U.S. Dollar Notes due April 2026
Debt Instrument [Line Items]
Principal	$ 750,000				$ 750,000
Debt issuance cost, net	(6,000)
Total	$ 744,000
Stated interest rate on debt (as a percent)	4.125%	4.125%			4.125%	4.125%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026
Debt Instrument [Line Items]
Principal	$ 849,000	€ 750				$ 920,000				€ 750
Debt issuance cost, net	(5,000)					(7,000)
Total	$ 844,000					$ 913,000
Stated interest rate on debt (as a percent)	3.50%	3.50%				3.50%				3.50%
Amount of debt hedged by the interest rate swap						$ 0
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027
Debt Instrument [Line Items]
Principal	$ 750,000					750,000
Debt issuance cost, net	(5,000)					(6,000)
Total	$ 745,000					$ 744,000
Stated interest rate on debt (as a percent)	6.25%	6.25%				6.25%
Amount of debt hedged by the interest rate swap						$ 0
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028
Debt Instrument [Line Items]
Principal	$ 566,000	€ 500				614,000			€ 500
Debt issuance cost, net	(4,000)					(5,000)
Total	$ 562,000					$ 608,000
Stated interest rate on debt (as a percent)	2.375%	2.375%				2.375%		2.375%	2.375%
Amount of debt hedged by the interest rate swap						$ 0
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029
Debt Instrument [Line Items]
Principal	$ 750,000	€ 750				750,000	$ 750,000
Debt issuance cost, net	(6,000)					(7,000)
Total	$ 744,000					$ 743,000
Stated interest rate on debt (as a percent)	5.25%	5.25%				5.25%	5.25%
Amount of debt hedged by the interest rate swap						$ 0
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due February 2022
Debt Instrument [Line Items]
Principal						1,000,000
Debt issuance cost, net						(3,000)
Total						$ 1,004,000
Stated interest rate on debt (as a percent)	6.25%	6.25%				6.25%
Amount of debt hedged by the interest rate swap						$ 7,000
Senior Notes | 4.750% Senior Secured Euro Notes due February 2023
Debt Instrument [Line Items]
Principal						1,043,000
Debt issuance cost, net						(5,000)
Total						$ 1,038,000
Stated interest rate on debt (as a percent)	4.75%	4.75%	4.75%	4.75%		4.75%
Amount of debt hedged by the interest rate swap						$ 0
Term loan | Euro Term Loan Facilities due January 2027
Debt Instrument [Line Items]
Principal	$ 1,133,000					1,055,000
Debt issuance cost, net	(12,000)					(11,000)
Long-term Debt, Total	1,121,000					1,044,000
Amount of debt hedged by the interest rate swap						0
Term loan | Euro Term Loan Facility Due In 2027
Debt Instrument [Line Items]
Principal						393,000
Debt issuance cost, net						0
Long-term Debt, Total						393,000
Amount of debt hedged by the interest rate swap						0
Revolving Credit Facility
Debt Instrument [Line Items]
Principal	6,525,000					7,906,000
Debt issuance cost, net	(48,000)					(56,000)
Long-term Debt, Total	6,477,000					7,857,000
Amount of debt hedged by the interest rate swap						7,000
Other non-current assets
Debt Instrument [Line Items]
Debt issuance cost, net	$ (17,000)					$ (24,000)